SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment net
Useful Lives
Furniture, fixture and electronic equipment	5 to 7 years

Schedule of estimated useful lives of intangible assets
Useful life
Proprietary technology	5 years
Customer relationships	5 years

Schedule of our sales from our product lines
	September 30, 2025	March 31, 2025	September 30, 2024
Period-end spot rate	US$1=RMB 7.1947	US$1=RMB 7.7182	US$1=RMB 7.0074
Average rate	US$1=RMB 7.1190	US$1=RMB 7.1349	US$1=RMB 7.0994